LEASES - Future minimum payments under non-cancelable operating leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LEASES
2019		¥ 106,357
2020		78,480
2021		35,302
2022 and thereafter		5,962
Total		226,101
Total rental expense for all operating leases		¥ 68,753	¥ 53,599
Total rental expense for all operating leases	¥ 71,287